Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ 127,561	¥ 209,715	¥ (49,004)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(30,293)	2,220	38,718
Unrealized gains (losses) on derivative instruments	1,140	(1,198)
Pension liability adjustment	63,232	(171,753)	(21,187)
Foreign currency translation adjustments	(17,988)	(83,899)	65,790
Total comprehensive income (loss)	143,652	(44,915)	34,317
Less - Comprehensive income attributable to noncontrolling interests	35,814	75,329	93,995
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ 107,838	¥ (120,244)	¥ (59,678)